Schedule I-Condensed Financial Information	12 Months Ended
Dec. 31, 2016
Schedule I-Condensed Financial Information
Schedule I-Condensed Financial Information

Schedule I—Condensed Financial Information

Statements of Income and Comprehensive Income

(All amounts in thousands)

	Year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
General and administrative expenses	(225,494)	(336,783)	(490,939)	(70,710)

Loss from operations	(225,494)	(336,783)	(490,939)	(70,710)
Interest expense	(62,238)	(84,467)	(84,148)	(12,120)
Share of loss of affiliates	(62,038)	(80,422)	(65,492)	(9,433)
Impairment loss of investments	(6,166)	(68,648)	—	—
Equity in incomes of subsidiaries and VIEs	1,197,222	2,159,985	2,677,396	385,626

Net income	841,286	1,589,665	2,036,817	293,363

Other comprehensive income, net of tax:
Foreign currency translation adjustments	(427)	(52,487)	(292,152)	(42,078)
Share of comprehensive income of subsidiaries	—	(7,783)	19,525	2,811

Comprehensive income attributable to Vipshop Holdings Limited's shareholders	840,859	1,529,395	1,764,190	254,096

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

Balance Sheets

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
ASSETS
Cash and cash equivalents	255	952	137
Investment in affiliates	137,401	71,908	10,357
Available-for-sale securities investments	38,406	794	114
Investment in subsidiaries and VIEs	3,771,569	3,654,162	526,310
Amount due from subsidiaries and VIEs	3,861,551	6,448,966	928,844

TOTAL ASSETS	7,809,182	10,176,782	1,465,762

LIABILITIES AND EQUITY
Accrued expenses	203,131	18,529	2,669
Convertible senior notes	4,058,181	4,381,698	631,096
Deferred income	8,686	44,375	6,391

Total liabilities	4,269,998	4,444,602	640,156

EQUITY
Class A ordinary shares (US$0.0001 par value, 483,489,642 shares authorized, and 100,085,519 and 101,508,264 shares issued and outstanding as of December 31, 2015 and December 31, 2016, respectively)	65	66	9
Class B ordinary shares (US$0.0001 par value, 16,510,358 shares authorized, and 16,510,358 and 16,510,358 shares issued and outstanding as of December 31, 2015 and December 31, 2016, respectively)	11	11	2
Treasury stock, at cost (1,614,135 and 1,356,918 Class A shares as of December 31, 2015 and December 31, 2016, respectively)	(844,711)	(707,441)	(101,893)
Additional paid-in capital	2,838,591	3,130,126	450,832
Retained earnings	1,616,209	3,653,026	526,145
Accumulated other comprehensive loss	(70,981)	(343,608)	(49,489)

Total shareholders' equity	3,539,184	5,732,180	825,606

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	7,809,182	10,176,782	1,465,762

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

STATEMENTS OF CASH FLOWS

(All amounts in thousands)

	Year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Cash flow from operating activities:
Net income	841,286	1,589,665	2,036,817	293,363
Adjustments to reconcile net income to net cash by operating activities:
Equity in incomes of subsidiaries and variable interest entities	(1,197,222)	(2,159,985)	(2,677,396)	(385,626)
Share of loss of affiliates	62,038	80,422	65,492	9,433
Impairment loss of investments	6,166	68,648	—	—
Share-based compensation expenses	225,494	302,941	475,653	68,508
Amortization of debt issuance cost	26,701	33,453	35,824	5,160
Changes in operating assets and liabilities:
Amounts due from subsidiaries	(2,715,107)	993,135	192,523	27,728
Accrued expenses and other current liabilities	16,699	(8,081)	23,924	3,447
Deferred income	—	8,686	35,688	5,140

Net cash (used in) generated from operating activities	(2,733,945)	908,884	188,525	27,153

Cash flows from investing activities:
Investment in affiliates and other investments	(437,108)	(335,974)	—	—
Investment in available-for-sales securities	—	(38,406)	—	—
Acquisition of a subsidiary, net of cash acquired	(687,233)	—	—	—

Net cash used in investing activities	(1,124,341)	(374,380)	—	—

Cash flows from financing activities:
Proceeds from issuance of convertible notes	3,836,110	—	—	—
Repurchase of ordinary shares	—	(650,197)	(193,619)	(27,887)
Issuance cost of convertible notes offering	(6,689)	—	—	—
Proceeds from issuance of ordinary shares upon exercise of stock options	10,950	6,323	5,747	828
Other financing activities	4,225	—	—	—

Net cash provided by (used in) financing activities	3,844,596	(643,874)	(187,872)	(27,059)

Effect of exchange rate changes	14,089	108,650	44	6

Net increase (decrease) in cash and cash equivalents	399	(720)	697	100
Cash and cash equivalents at beginning of the period	576	975	255	37

Cash and cash equivalents at end of the period	975	255	952	137

VIPSHOP HOLDINGS LIMITED

NOTE TO SCHEDULE I

(All amounts in thousands, except for share or per share data)

        Schedule I has been provided pursuant to the requirement of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.

        As of December 31, 2015 and 2016, RMB1,957,529 and RMB4,278,531 of the restricted capital and reserves are not available for distribution respectively, and as such, the condensed financial information of Vipshop Holdings Limited ("Parent Company") has been presented. Relevant PRC laws and regulations also restrict the subsidiaries in PRC, the VIEs and VIEs' subsidiaries from transferring a portion of their net assets to the Company in the form of loans and advances or cash dividends. No dividends have been paid by the subsidiaries in the PRC of the Company or the VIEs to the Company during the periods presented. Total restricted net assets of the Group represent net assets of the subsidiaries in the PRC, the VIEs and VIE's subsidiaries. The balance of restricted net assets was RMB1,957,529 and RMB4,278,531 of which RMB829,500 and RMB829,500 was attributed to the net assets of the VIEs and VIEs' subsidiaries, and RMB1,128,029 and RMB1,128,029 was attributed to the paid in capital of the WFOE, as of December 31, 2015 and 2016, respectively.

        During the each of the three years in the period ended December 31, 2016, no cash dividend was declared and paid by the Parent Company.

Basis of preparation

        The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in its consolidated financial statements, except that the Parent Company has used the equity method to account for its investment in its subsidiaries, VIEs and VIEs' subsidiaries. Accordingly, the condensed financial information presented herein represents the financial information of the Parent Company.

        Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.